NOTE 7 – LIQUIDITY & GOING CONCERN (Details Narrative) - USD ($)	147 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Negative working capital	$ 895,496
Loss since inception	$ 1,649,936
Transitional Period [Member]
Negative working capital		$ 389,521
Loss since inception		$ 1,531,288